Schedule of financial assets fair value through profit or loss (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Financial Assets At Fair Value Through Profit Or Loss
At beginning of year	$ 346,120	$ 440,888	$ 439,817
Increase in fair value through other profit or loss	15,049	19,169	18,358	$ 7,280
Foreign exchange adjustment	(7,422)	(9,454)	(17,287)
At end of year	$ 353,747	$ 450,603	$ 440,888	$ 439,817